Financial Instruments and Risk Management - Disclosure of Financial Instruments by type of Interest Rate (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Nov. 01, 2018
Disclosure Of Risk Management Strategy Related To Hedge Accounting Line Items
Cash	$ 2,958	$ 3,554
Restricted Deposits	14,298	12,976	$ 10,000
Interest rate risk [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting Line Items
Cash	2,958	3,554
Restricted Deposits	555	12,976
Promissory note	$ 17,695	$ 16,629